CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance (in dollars)	$ 8,540	$ 11,088
Treasury stock, shares	184,945,527	182,878,295
Common stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized shares	1,600,000,000	1,600,000,000
Common stock, issued shares	250,982,079	250,982,079
Common stock, outstanding shares	76,404,552	78,471,784
Class B convertible common stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	16,157,499	16,157,499
Common stock, outstanding shares	5,789,499	5,789,499